Annual Total Returns - Fidelity® Magellan® Fund [BarChart] - 03.31 Fidelity Magellan Fund Retail PRO-07 - Fidelity® Magellan® Fund - Fidelity Magellan Fund-Retail Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	(11.55%)
Annual Return 2012	17.99%
Annual Return 2013	35.30%
Annual Return 2014	14.08%
Annual Return 2015	4.06%
Annual Return 2016	5.24%
Annual Return 2017	26.51%
Annual Return 2018	(5.60%)
Annual Return 2019	31.16%
Annual Return 2020	28.34%